                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276
                                   --------

Value Line Strategic Asset Management Trust
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: December 31, 2007
                        ------------------

Date of reporting period: September 30, 2007
                          ------------------

ITEM 1: SCHEDULE OF INVESTMENTS.

        A copy of Schedule of Investments for the period ended 9/30/07 is included with this Form. Value Line Strategic Asset Management Trust


Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------------

SHARES                                                 VALUE
-------------------------------------------------------------------
COMMON STOCKS
ADVERTISING  -- 0.1%
     16,000    R.H. Donnelley Corp.  *              $       896,320
-------------------------------------------------------------------
AEROSPACE/DEFENSE  -- 3.9%
     12,000    Alliant Techsystems, Inc.  *               1,311,600
     35,000    BE Aerospace, Inc.  *                      1,453,550
     18,000    Boeing Co. (The)                           1,889,820
     19,730    DRS Technologies, Inc.                     1,087,518
     22,000    General Dynamics Corp.                     1,858,340
     21,000    L-3 Communications Holdings, Inc.          2,144,940
     14,000    Lockheed Martin Corp.                      1,518,860
     48,000    Precision Castparts Corp.                  7,103,040
     23,500    Raytheon Co.                               1,499,770
     66,000    Rockwell Collins, Inc.                     4,820,640
                                                    ---------------
                                                         24,688,078
-------------------------------------------------------------------
APPAREL  -- 1.4%
     54,000    Guess?, Inc.                               2,647,620
     28,000    Phillips-Van Heusen Corp.                  1,469,440
     40,000    Polo Ralph Lauren Corp. Class A            3,110,000
     18,000    VF Corp.                                   1,453,500
                                                    ---------------
                                                          8,680,560
-------------------------------------------------------------------
AUTO & TRUCK  -- 0.2%
     17,000    Oshkosh Truck Corp.                        1,053,490
-------------------------------------------------------------------
AUTO PARTS  -- 1.4%
     22,000    BorgWarner, Inc.                           2,013,660
     59,000    Johnson Controls, Inc.                     6,968,490
                                                    ---------------
                                                          8,982,150
-------------------------------------------------------------------
BANK  -- 1.7%
    120,400    Banco Bilbao Vizcaya Argentaria, S.A. ADR  2,802,912
     66,000    Bank of Hawaii Corp.                       3,488,100
    116,000    Wells Fargo & Co.                          4,131,920
                                                    ---------------
                                                         10,422,932
-------------------------------------------------------------------
BANK - CANADIAN  -- 0.5%
     36,800    Royal Bank of Canada                       2,043,136
     11,284    Toronto-Dominion Bank (The)                  865,257
                                                    ---------------
                                                          2,908,393
-------------------------------------------------------------------
BANK - MIDWEST  -- 0.4%
     18,000    Marshall & Ilsley Corp.                      787,860
     25,000    Northern Trust Corp.                       1,656,750
                                                    ---------------
                                                          2,444,610
-------------------------------------------------------------------
BEVERAGE - SOFT DRINK  -- 0.2%
     20,000    PepsiCo, Inc.                              1,465,200
-------------------------------------------------------------------

SHARES                                                 VALUE
-------------------------------------------------------------------
BUILDING MATERIALS  -- 1.2%
     15,000    Fluor Corp.                          $     2,159,700
     58,000    Jacobs Engineering Group, Inc.  *          4,383,640
     14,000    Washington Group International, Inc. *     1,229,340
                                                    ---------------
                                                          7,772,680
-------------------------------------------------------------------
CABLE TV  -- 0.2%
     27,000    Rogers Communications, Inc. Class B        1,229,310
-------------------------------------------------------------------
CEMENT & AGGREGATES  -- 0.5%
     15,000    Martin Marietta Materials, Inc.            2,003,250
     15,000    Vulcan Materials Co.                       1,337,250
                                                    ---------------
                                                          3,340,500
-------------------------------------------------------------------
CHEMICAL - DIVERSIFIED  -- 1.5%
     22,000    Air Products & Chemicals, Inc.             2,150,720
     40,200    Albemarle Corp.                            1,776,840
     56,000    Monsanto Co.                               4,801,440
     16,000    Pall Corp.                                   622,400
                                                    ---------------
                                                          9,351,400
-------------------------------------------------------------------
CHEMICAL - SPECIALTY  -- 2.5%
     39,000    Airgas, Inc.                               2,013,570
     85,000    Ecolab, Inc.                               4,012,000
     74,000    Praxair, Inc.                              6,198,240
     17,000    Sherwin-Williams Co. (The)                 1,117,070
     48,400    Sigma-Aldrich Corp.                        2,359,016
                                                    ---------------
                                                         15,699,896
-------------------------------------------------------------------
COMPUTER & PERIPHERALS  -- 0.6%
     64,000    EMC Corp.  *                               1,331,200
     50,000    Hewlett-Packard Co.                        2,489,500
                                                    ---------------
                                                          3,820,700
-------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES  -- 1.8%
     34,000    Accenture Ltd. Class A                     1,368,500
     43,000    Cognizant Technology Solutions
                 Corp. Class A  *                         3,430,110
     23,000    DST Systems, Inc.  *                       1,973,630
     38,000    Infosys Technologies Ltd. ADR              1,838,820
     58,000    Oracle Corp.  *                            1,255,700
     40,000    SEI Investments Co.                        1,091,200
      4,000    VeriFone Holdings, Inc.  *                   177,320
                                                    ---------------
                                                         11,135,280
-------------------------------------------------------------------

Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------------
SHARES                                                 VALUE
-------------------------------------------------------------------
DIVERSIFIED COMPANIES  -- 4.4%
     23,000    Acuity Brands, Inc.                  $     1,161,040
     23,000    American Standard Companies, Inc.            819,260
     73,500    AMETEK, Inc.                               3,176,670
     24,000    Brink's Co. (The)                          1,341,120
     53,600    Danaher Corp.                              4,433,256
     21,000    Honeywell International, Inc.              1,248,870
     99,000    ITT Corp.                                  6,725,070
     84,000    McDermott International, Inc.  *           4,542,720
     24,400    Textron, Inc.                              1,517,924
     36,000    United Technologies Corp.                  2,897,280
                                                    ---------------
                                                         27,863,210
-------------------------------------------------------------------
DRUG  -- 2.6%
     22,000    Alexion Pharmaceuticals, Inc.  *           1,433,300
     27,400    Allergan, Inc.                             1,766,478
     71,000    Celgene Corp.  *                           5,063,010
     38,000    Covance, Inc.  *                           2,960,200
     78,000    Gilead Sciences, Inc.  *                   3,187,860
     52,000    Pharmaceutical Product
                 Development, Inc.                        1,842,880
                                                    ---------------
                                                         16,253,728
-------------------------------------------------------------------
EDUCATIONAL SERVICES  -- 0.4%
     20,000    ITT Educational Services, Inc.  *          2,433,800
-------------------------------------------------------------------
ELECTRICAL EQUIPMENT  -- 2.3%
     16,000    Baldor Electric Co.                          639,200
     32,400    Cooper Industries Ltd. Class A             1,655,316
     34,000    Emerson Electric Co.                       1,809,480
     20,000    Garmin Ltd.                                2,388,000
     34,000    General Cable Corp.  *                     2,282,080
     34,000    Thomas & Betts Corp.  *                    1,993,760
     94,000    Trimble Navigation Ltd.  *                 3,685,740
      6,000    WESCO International, Inc.  *                 257,640
                                                    ---------------
                                                         14,711,216
-------------------------------------------------------------------
ELECTRICAL UTILITY - CENTRAL  -- 0.5%
     30,000    Entergy Corp.                              3,248,700
-------------------------------------------------------------------
ELECTRICAL UTILITY - EAST  -- 0.7%
     37,000    Exelon Corp.                               2,788,320
     21,000    FirstEnergy Corp.                          1,330,140
                                                    ---------------
                                                          4,118,460
-------------------------------------------------------------------
ELECTRICAL UTILITY - WEST  -- 0.3%
     33,000    Sempra Energy                              1,917,960
-------------------------------------------------------------------
ELECTRONICS  -- 1.2%
     68,000    Amphenol Corp. Class A                     2,703,680
     41,000    Harris Corp.                               2,369,390
     47,000    MEMC Electronic Materials, Inc.  *         2,766,420
                                                    ---------------
                                                          7,839,490
-------------------------------------------------------------------

SHARES                                                 VALUE
-------------------------------------------------------------------
ENVIRONMENTAL  -- 1.1%
     79,500    Republic Services, Inc.              $     2,600,445
     42,000    Stericycle, Inc.  *                        2,400,720
     57,000    Waste Connections, Inc.  *                 1,810,320
                                                    ---------------
                                                          6,811,485
-------------------------------------------------------------------
FINANCIAL SERVICES - DIVERSIFIED  -- 3.0%
     14,000    Affiliated Managers Group, Inc.  *         1,785,140
     14,000    Ambac Financial Group, Inc.                  880,740
     22,000    American Express Co.                       1,306,140
     19,500    BlackRock, Inc. Class A                    3,381,495
     27,000    CIT Group, Inc.                            1,085,400
     26,000    Eaton Vance Corp.                          1,038,960
     15,000    Franklin Resources, Inc.                   1,912,500
     56,000    Leucadia National Corp.                    2,700,320
     26,000    Loews Corp.                                1,257,100
     33,000    Principal Financial Group, Inc.            2,081,970
     26,000    T. Rowe Price Group, Inc.                  1,447,940
                                                    ---------------
                                                         18,877,705
-------------------------------------------------------------------
FOOD PROCESSING  -- 1.0%
     57,000    Dean Foods Co.                             1,458,060
     53,000    Flowers Foods, Inc.                        1,155,400
     20,000    Ralcorp Holdings, Inc.  *                  1,116,400
     32,000    Unilever PLC ADR                           1,013,440
     25,000    Wm. Wrigley Jr. Co.                        1,605,750
                                                    ---------------
                                                          6,349,050
-------------------------------------------------------------------
HEALTH CARE INFORMATION SYSTEMS  -- 0.2%
     22,000    Cerner Corp.  *                            1,315,820
-------------------------------------------------------------------
HOME APPLIANCES  -- 0.6%
     69,000    Toro Co. (The)                             4,059,270
-------------------------------------------------------------------
HOTEL/GAMING  -- 0.6%
     15,000    Harrah's Entertainment, Inc.               1,303,950
     12,000    Marriott International, Inc. Class
                 A                                          521,640
     10,000    MGM MIRAGE  *                                894,400
     20,000    Vail Resorts, Inc.  *                      1,245,800
                                                    ---------------
                                                          3,965,790
-------------------------------------------------------------------
HOUSEHOLD PRODUCTS  -- 0.7%
     25,000    Church & Dwight Company, Inc.              1,176,000
     13,000    Energizer Holdings, Inc.  *                1,441,050
     42,000    Scotts Miracle-Gro Co. (The) Class A       1,795,500
                                                    ---------------
                                                          4,412,550
-------------------------------------------------------------------
HUMAN RESOURCES  -- 0.2%
     30,500    Watson Wyatt Worldwide, Inc. Class A       1,370,670
-------------------------------------------------------------------

Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------------
SHARES                                                 VALUE
-------------------------------------------------------------------
INDUSTRIAL SERVICES  -- 1.8%
     53,000    C.H. Robinson Worldwide, Inc.        $     2,877,370
     78,000    Corrections Corp. of America  *            2,041,260
     54,800    EMCOR Group, Inc.  *                       1,718,528
     16,000    FTI Consulting, Inc.  *                      804,960
     42,000    Geo Group, Inc. (The)  *                   1,243,620
     44,400    Iron Mountain, Inc.  *                     1,353,312
     13,300    URS Corp.  *                                 750,785
      7,000    World Fuel Services Corp.                    285,670
                                                    ---------------
                                                         11,075,505
-------------------------------------------------------------------
INFORMATION SERVICES  -- 1.5%
     27,000    Alliance Data Systems Corp.  *             2,090,880
     36,000    Dun & Bradstreet Corp. (The)               3,549,960
     31,000    Equifax, Inc.                              1,181,720
     21,000    FactSet Research Systems, Inc.             1,439,550
     18,000    Moody's Corp.                                907,200
                                                    ---------------
                                                          9,169,310
-------------------------------------------------------------------
INSURANCE - LIFE  -- 1.4%
     37,000    AFLAC, Inc.                                2,110,480
     66,000    Manulife Financial Corp.                   2,723,160
     35,000    MetLife, Inc.                              2,440,550
     15,000    Prudential Financial, Inc.                 1,463,700
                                                    ---------------
                                                          8,737,890
-------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY  -- 0.9%
     15,000    ACE Ltd.                                     908,550
     28,000    Assurant, Inc.                             1,498,000
     28,000    Chubb Corp. (The)                          1,501,920
      3,000    HCC Insurance Holdings, Inc.                  85,920
     32,000    Sun Life Financial, Inc.                   1,678,400
                                                    ---------------
                                                          5,672,790
-------------------------------------------------------------------
INTERNET  -- 0.2%
      2,400    Google, Inc. Class A *                     1,361,448
-------------------------------------------------------------------
MACHINERY  -- 4.5%
     17,000    Caterpillar, Inc.                          1,333,310
     10,800    Cummins, Inc.                              1,381,212
     11,500    Deere & Co.                                1,706,830
     13,000    Flowserve Corp.                              990,340
     30,000    Foster Wheeler Ltd.  *                     3,938,400
     49,600    Gardner Denver, Inc.  *                    1,934,400
     17,000    Graco, Inc.                                  664,870
     42,000    IDEX Corp.                                 1,528,380
     44,000    Lennox International, Inc.                 1,487,200
     77,200    Manitowoc Company, Inc. (The)              3,418,416
     30,000    MSC Industrial Direct Co., Inc. Class A    1,517,700
     42,000    Roper Industries, Inc.                     2,751,000
     30,000    Snap-on, Inc.                              1,486,200
     48,000    Terex Corp.  *                             4,272,960
                                                    ---------------
                                                         28,411,218
-------------------------------------------------------------------

SHARES                                                 VALUE
-------------------------------------------------------------------
MEDICAL SERVICES  -- 2.9%
     54,256    DaVita, Inc.  *                      $     3,427,894
     16,000    Healthways, Inc.  *                          863,520
     24,000    Humana, Inc.  *                            1,677,120
     20,000    Laboratory Corporation of America
                 Holdings  *                              1,564,600
     30,000    Manor Care, Inc.                           1,932,000
     32,000    Psychiatric Solutions, Inc.  *             1,256,960
     74,000    Sierra Health Services, Inc.  *            3,122,060
     13,000    Sunrise Senior Living, Inc.  *               459,810
     14,000    WellCare Health Plans, Inc.  *             1,476,020
     29,573    WellPoint, Inc.  *                         2,333,901
                                                    ---------------
                                                         18,113,885
-------------------------------------------------------------------
MEDICAL SUPPLIES  -- 4.6%
      9,600    Alcon, Inc.                                1,381,632
     10,000    ArthroCare Corp.  *                          558,900
     36,000    Bard (C.R.), Inc.                          3,174,840
     25,000    Baxter International, Inc.                 1,407,000
     23,000    Becton Dickinson & Co.                     1,887,150
     50,000    DENTSPLY International, Inc.               2,082,000
     66,000    Henry Schein, Inc.  *                      4,015,440
     30,000    Hologic, Inc.  *                           1,830,000
     31,000    IDEXX Laboratories, Inc.  *                3,397,290
     27,000    Illumina, Inc.  *                          1,400,760
     19,000    Intuitive Surgical, Inc.  *                4,370,000
     31,000    Kyphon, Inc.  *                            2,170,000
     26,000    McKesson Corp.                             1,528,540
                                                    ---------------
                                                         29,203,552
-------------------------------------------------------------------
METALS & MINING DIVERSIFIED  -- 0.5%
     26,000    Allegheny Technologies, Inc.               2,858,700
-------------------------------------------------------------------
METALS FABRICATING  -- 0.5%
     52,000    Harsco Corp.                               3,082,040
-------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION  -- 0.2%
     40,950    Southern Union Co.                         1,273,954
-------------------------------------------------------------------
NATURAL GAS - DIVERSIFIED  -- 1.8%
     48,000    Energen Corp.                              2,741,760
     70,000    Equitable Resources, Inc.                  3,630,900
     76,888    XTO Energy, Inc.                           4,754,754
                                                    ---------------
                                                         11,127,414
-------------------------------------------------------------------
NEWSPAPER  -- 0%
      9,000    News Corp. Class B                           210,510
-------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT  -- 1.1%
     17,000    Exterran Holdings, Inc.  *                 1,365,780
     92,000    FMC Technologies, Inc.  *                  5,304,720
                                                    ---------------
                                                          6,670,500
-------------------------------------------------------------------

Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------------
SHARES                                                 VALUE
-------------------------------------------------------------------
PACKAGING & CONTAINER  -- 0.8%
     23,000    AptarGroup, Inc.                     $       871,010
     14,000    Ball Corp.                                   752,500
     53,000    Jarden Corp.  *                            1,639,820
     32,000    Owens-Illinois, Inc.  *                    1,326,400
     17,000    Sonoco Products Co.                          513,060
                                                    ---------------
                                                          5,102,790
-------------------------------------------------------------------
PETROLEUM - PRODUCING  -- 1.1%
    107,700    Range Resources Corp.                      4,379,082
     46,000    Tenaris S.A. ADR                           2,420,520
                                                    ---------------
                                                          6,799,602
-------------------------------------------------------------------
PHARMACY SERVICES  -- 1.0%
     34,000    CVS Caremark Corp.                         1,347,420
     64,000    Express Scripts, Inc.  *                   3,572,480
     18,000    Medco Health Solutions, Inc.  *            1,627,020
                                                    ---------------
                                                          6,546,920
-------------------------------------------------------------------
POWER  -- 0.4%
     60,000    AES Corp. (The)  *                         1,202,400
     43,000    Reliant Energy, Inc.  *                    1,100,800
                                                    ---------------
                                                          2,303,200
-------------------------------------------------------------------
PRECISION INSTRUMENT  -- 1.6%
     21,000    Mettler Toledo International, Inc. *       2,142,000
    112,000    Thermo Fisher Scientific, Inc.  *          6,464,640
     21,000    Waters Corp.  *                            1,405,320
                                                    ---------------
                                                         10,011,960
-------------------------------------------------------------------
PUBLISHING  -- 0.3%
     32,000    McGraw-Hill Companies, Inc. (The)          1,629,120
-------------------------------------------------------------------
R.E.I.T.  -- 0.5%
      8,570    Host Hotels & Resorts, Inc.                  192,311
     34,000    ProLogis                                   2,255,900
     14,000    Starwood Hotels & Resorts
                 Worldwide, Inc.                            850,500
                                                    ---------------
                                                          3,298,711
-------------------------------------------------------------------
RAILROAD  -- 1.4%
     26,000    Burlington Northern Santa Fe Corp.         2,110,420
     32,000    Canadian National Railway Co.              1,824,000
     15,800    CP Holders, Inc.                           2,196,200
     40,000    Kansas City Southern  *                    1,286,800
     29,000    Norfolk Southern Corp.                     1,505,390
                                                    ---------------
                                                          8,922,810
-------------------------------------------------------------------
RESTAURANT  -- 0.9%
     50,000    Darden Restaurants, Inc.                   2,093,000
     84,750    Sonic Corp.  *                             1,983,150
     42,000    Yum! Brands, Inc.                          1,420,860
                                                    ---------------
                                                          5,497,010
-------------------------------------------------------------------
RETAIL - AUTOMOTIVE  -- 0.4%
     68,000    O'Reilly Automotive, Inc.  *               2,271,880
-------------------------------------------------------------------

SHARES                                                 VALUE
-------------------------------------------------------------------
RETAIL - SPECIAL LINES  -- 1.8%
    124,000    Coach, Inc.  *                       $     5,861,480
     24,000    Dick's Sporting Goods, Inc.  *             1,611,600
     55,000    Dress Barn, Inc. (The)  *                    935,550
     54,000    Men's Wearhouse, Inc. (The)                2,728,080
                                                    ---------------
                                                         11,136,710
-------------------------------------------------------------------
RETAIL BUILDING SUPPLY  -- 0.1%
     19,000    Fastenal Co.                                 862,790
-------------------------------------------------------------------
RETAIL STORE  -- 0.6%
     26,500    J.C. Penney Company, Inc.                  1,679,305
     48,000    Nordstrom, Inc.                            2,250,720
                                                    ---------------
                                                          3,930,025
-------------------------------------------------------------------
SECURITIES BROKERAGE  -- 1.4%
     14,000    Bear Stearns Companies, Inc. (The)         1,719,340
      2,800    CME Group, Inc.                            1,644,580
      8,800    Goldman Sachs Group, Inc. (The)            1,907,312
     18,000    Merrill Lynch & Co., Inc.                  1,283,040
     16,000    Morgan Stanley                             1,008,000
     28,500    Raymond James Financial, Inc.                936,225
                                                    ---------------
                                                          8,498,497
-------------------------------------------------------------------
SEMICONDUCTOR  -- 0.3%
      6,000    FormFactor, Inc.  *                          266,220
     40,500    NVIDIA Corp.  *                            1,467,720
                                                    ---------------
                                                          1,733,940
-------------------------------------------------------------------
SHOE  -- 0.3%
     26,000    NIKE, Inc. Class B                         1,525,160
     22,000    Wolverine World Wide, Inc.                   602,800
                                                    ---------------
                                                          2,127,960
-------------------------------------------------------------------
STEEL - GENERAL  -- 0.7%
      6,000    Carpenter Technology Corp.                   780,060
     20,000    Cleveland-Cliffs, Inc.                     1,759,400
     32,000    Nucor Corp.                                1,903,040
                                                    ---------------
                                                          4,442,500
-------------------------------------------------------------------
TELECOMMUNICATION SERVICES  -- 2.7%
     66,000    American Tower Corp. Class A *             2,873,640
     36,000    AT&T, Inc.                                 1,523,160
      3,000    BT Group PLC ADR                             188,490
     62,000    Crown Castle International Corp.  *        2,519,060
     17,000    Millicom International Cellular S.A.  *    1,426,300
     21,000    Mobile TeleSystems ADR                     1,455,510
     63,000    NII Holdings, Inc.  *                      5,175,450
     14,000    Time Warner Telecom, Inc. Class A *          307,580
     65,000    Vimpel-Communications ADR                  1,757,600
                                                    ---------------
                                                         17,226,790
-------------------------------------------------------------------

Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)
-------------------------------------------------------------------
SHARES                                                 VALUE
-------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT  -- 0.8%
     30,000    Anixter International, Inc.  *       $     2,473,500
     40,000    Cisco Systems, Inc.  *                     1,324,400
     24,000    CommScope, Inc.  *                         1,205,760
                                                    ---------------
                                                          5,003,660
-------------------------------------------------------------------
TIRE & RUBBER  -- 0.2%
     29,600    Carlisle Companies, Inc.                   1,438,560
-------------------------------------------------------------------
TOBACCO  -- 0.1%
      9,500    British American Tobacco PLC ADR             683,810
-------------------------------------------------------------------
WIRELESS NETWORKING  -- 0.3%
     44,000    SBA Communications Corp. Class A *         1,552,320
-------------------------------------------------------------------
                TOTAL COMMON STOCKS
                  (COST $288,163,161)                   487,430,684
-------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                               VALUE
-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.9%
   $3,000,000  U.S. Treasury Notes, 4.00%, 11/15/12       2,974,686
    8,000,000  U.S. Treasury Notes, 6.13%, 11/15/27       9,256,872
-------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS
                  (COST $11,388,819)                     12,231,558
-------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
    6,000,000  Federal Home Loan Bank, 4.00%, 11/9/07     5,993,635
    4,000,000  Federal Home Loan Bank, 3.30%, 12/28/07    3,984,512
    6,000,000  Federal Home Loan Bank, 5.25%, 1/30/08     6,005,586
    2,000,000  Federal Home Loan Bank, 4.10%, 6/13/08     1,990,840
    4,000,000  Federal Home Loan Bank, 4.25%, 9/12/08     3,986,708
    6,000,000  Federal Home Loan Bank, 5.38%, 8/14/09     6,006,744
    4,000,000  Federal Home Loan Mortgage
                 Corp., 3.25%, 11/2/07                    3,993,988
    1,000,000  Federal Home Loan Mortgage
                 Corp., 4.25%, 7/15/09                      997,144
    2,000,000  Federal Home Loan Mortgage
                 Corp., 5.88%, 3/21/11                    2,090,164
    4,000,000  Federal Home Loan Mortgage
                 Corp., 5.25%, 11/5/12                    4,002,340
    2,000,000  Federal Home Loan Mortgage
                 Corp., 4.50%, 1/15/13                    1,983,174
      492,303  Federal Home Loan Mortgage
                 Corp., 5.00%, 1/1/21                       482,697
      280,760  Federal Home Loan Mortgage
                 Corp., 5.00%, 10/1/21                      275,276
      140,472  Federal Home Loan Mortgage
                 Corp., 5.00%, 10/1/21                      137,728
      890,173  Federal Home Loan Mortgage
                 Corp., 5.00%, 11/1/21                      872,785
    1,273,196  Federal Home Loan Mortgage
                 Corp., 5.50%, 4/15/22                    1,262,456
-------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                               VALUE
-------------------------------------------------------------------
  $ 4,073,290  Federal Home Loan Mortgage
                 Corp., 5.50%, 3/15/24              $     4,113,698
    5,000,000  Federal National Mortgage
                 Association, 3.25%, 1/15/08              4,972,455
    2,270,541  Federal National Mortgage
                 Association, 5.00%, 11/1/34              2,171,561
    1,674,853  Government National Mortgage
                 Association, 5.50%, 1/15/36              1,651,741
-------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $56,953,236)                     56,975,232
-------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 0.7%
FINANCIAL SERVICES - DIVERSIFIED  -- 0.7%
    6,000,000  SLM Corp., 4.31%, 4/1/14 (1)               4,244,460
-------------------------------------------------------------------
                TOTAL CORPORATE BONDS & NOTES
                  (COST $5,968,961)                       4,244,460
-------------------------------------------------------------------
                TOTAL INVESTMENT SECURITIES
                  -- 89.1%
                  (COST $362,474,177)               $   560,881,934
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.4%
REPURCHASE AGREEMENTS (2) -- 8.8%
   30,000,000   With Morgan Stanley, 3.80%,
                  dated 9/28/07, due 10/1/07, delivery value
                  $30,009,500 (collateralized by
                  $26,470,000 U.S. Treasury Notes 6.25%,
                  due 8/15/23, with a value of
                  $30,588,674)                           30,000,000
   25,400,000   With State Street Bank &
                  Trust, 3.45%, dated 9/28/07,
                  due 10/1/07, delivery value
                  $25,407,303 (collateralized by
                  $20,835,000 U.S. Treasury
                  Notes 7.50% due 11/15/16,
                  with a value of
                  $25,882,250)                           25,400,000
U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 1.6%
   10,000,000  Federal Home Loan Bank, 5.25%,0 1/18/08   10,000,000
-------------------------------------------------------------------
                TOTAL SHORT-TERM INVESTMENTS
                  (COST $65,400,000)                     65,400,000
-------------------------------------------------------------------
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES  --(0.5%)                                   2,973,115
-------------------------------------------------------------------
NET ASSETS  --100.0%                                $   629,255,049
-------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
  ($629,255,049 / 26,628,769 SHARES
  OUTSTANDING )                                     $         23.63
-------------------------------------------------------------------
*        Non-income producing.
(1)      The rate shown on floating rate securities is the
         rate at the end of the reporting period.  The rate
         changes monthly.
(2)      The Fund's custodian takes possession of the
         underlying collateral securities, the value of
         which exceeds the principal amount of the
         repurchase transaction, including accrued interest.
ADR      American Depositary Receipt

Value Line Strategic Asset Management Trust

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

The Fund's unrealized appreciation/(depreciation) as of September 30, 2007 was as follows:

                                                          TOTAL NET
                                                          UNREALIZED
TOTAL COST        APPRECIATION        DEPRECIATION        APPRECIATION
----------------------------------------------------------------------
$427,874,177      $202,375,808        $(3,968,051)        $198,407,757

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -------------------
         Jean B. Buttner, President

Date:    November 29, 2007
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------
         Stephen R Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
         -----------------